THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                  ON THE FORM 13F FILED ON FEBRUARY 14, 2003
                           PURSUANT TO A REQUEST FOR
                     CONFIDENTIAL TREATMENT AND FOR WHICH
                   THAT REQUEST EXPIRED ON FEBRUARY 17, 2004

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2002
                                                 ------------------
Check here if Amendment [ X ]; Amendment Number: 3
                                                 ------------------
     This Amendment (Check only one.):      [   ] is a restatement.
                                            [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 420
             BALTIMORE, MARYLAND  21208

Form 13F File Number:  28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNER
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

      /S/ MARK D. LERNER              BALTIMORE, MARYLAND           02/17/04
      -----------------------         -------------------            --------
           [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                 FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    7
                                           ------------------------------

Form 13F Information Table Value Total:    $138,210
                                           ------------------------------
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                                                 FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----
Citigroup, Inc.         Common     172967101    19,773      561,900  SH             SOLE                    SOLE

Comcast Corp CL A       Common     20030N101    20,298      861,192  SH             SOLE                    SOLE

Comcast Corp CL A       Common     20030N200     8,304      367,600  SH             SOLE                    SOLE

Gucci Group NV          Common     401566104    72,483      791,300  SH             SOLE                    SOLE

Playtex                 Common     72813P100     1,499      151,700  SH             SOLE                    SOLE

Rotech Healthcare, Inc. Common     778669101    13,203      790,593  SH             SOLE                    SOLE

Travelers Prop Cas B    Common     89420G406     2,650      180,878  SH             SOLE                    SOLE

